Interest and other expense, net (Tables)	12 Months Ended
Sep. 30, 2023
Other Income and Expenses [Abstract]
Interest and Other Expense, Net

Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2023	2022	2021
Interest income	$(21,248)	$(7,821)	$(4,822)
Interest expense(1)	23,093	16,911	21,275
Foreign exchange loss(2)	12,057	16,720	1,110
Other, net	3,727	581	(6,766)
	$17,629	$26,391	$10,797

(1)
The Interest expense includes certain fees and for further details, please see Note 13 to the consolidated financial statements.
(2)
The Foreign exchange loss increase in fiscal years 2023 and 2022 is primarily attributable to volatility of certain currencies’ exchange rates for which hedging the exposure through derivatives financial instruments was not cost effective as well as to the cost of executing our hedging policy through derivatives financial instruments.